Nature of Operations - Additional Information (Detail)	Mar. 31, 2017
Japanese government
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	32.39%
Nippon Telegraph And Telephone Corporation | Stock Issued
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	63.32%
Nippon Telegraph And Telephone Corporation | Voting Stock Outstanding
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	66.65%